ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts Payable	$ 4,777,435	$ 2,583,910
Accrued Liabilities	2,418,664	1,082,980
Accrued Payroll and Related Liabilities	1,699,253	1,724,921
Sales Tax and Cannabis Taxes	1,319,652	1,178,904
Total Accounts Payable and Accrued Liabilities	10,215,004	6,570,715
Accrued loyalty rewards program	$ 380,000	$ 1,007,000